UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedules of Investments.

iM Dolan McEniry Corporate Bond Fund
Schedule of Investments
September 30, 2019 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS - 90.4%
Basic Materials - 1.2%
RPM International, Inc.
3.450%, 11/15/2022	$112,000	$115,045
6.125%, 10/15/2019	34,000	34,044
		149,089
Communications - 16.7%
AT&T, Inc.
3.950%, 01/15/2025	309,000	330,253
CenturyLink, Inc.
7.500%, 04/01/2024	300,000	336,255
Discovery Communications LLC
3.800%, 03/13/2024	62,000	64,809
4.900%, 03/11/2026	218,000	242,449
Expedia Group, Inc.
4.500%, 08/15/2024	200,000	217,066
5.000%, 02/15/2026	66,000	74,210
Juniper Networks, Inc.
4.500%, 03/15/2024	124,000	133,273
4.350%, 06/15/2025	211,000	225,336
Motorola Solutions, Inc.
3.750%, 05/15/2022	35,000	36,319
4.000%, 09/01/2024	262,000	276,517
Omnicom Group, Inc.
3.600%, 04/15/2026	174,000	183,597
		2,120,084
Consumer, Cyclical - 10.8%
Dollar Tree, Inc.
3.700%, 5/15/2023	22,000	22,832
4.000%, 5/15/2025	259,000	274,823
The Gap, Inc.
5.950%, 04/12/2021	341,000	353,762
Kohl's Corp.
4.250%, 07/17/2025	101,000	107,039
4.750%, 12/15/2023	63,000	67,260
QVC, Inc.
4.850%, 04/01/2024	198,000	209,133
4.450%, 02/15/2025	147,000	152,642
Sally Holdings LLC
5.625%, 12/01/2025	180,000	183,600
		1,371,091
Consumer, Non-cyclical - 22.3%
Campbell Soup Co.
3.650%, 03/15/2023	296,000	308,140
DaVita, Inc.
5.125%, 07/15/2024	15,000	15,281
5.000%, 05/01/2025	258,000	258,000

Kraft Heinz Foods Co.
3.950%, 07/15/2025	347,000	363,537
Laboratory Corp. of America
3.250%, 09/01/2024	285,000	295,061
3.750%, 08/23/2022	65,000	67,292
Reynolds American, Inc.
4.850%, 09/15/2023	58,000	62,814
4.450%, 06/12/2025	277,000	295,743
Total Systems Services, Inc.
3.750%, 06/01/2023	210,000	218,700
3.800%, 04/01/2021	75,000	76,594
4.800%, 04/01/2026	13,000	14,457
United Rentals North America, Inc.
5.500%, 05/15/2027	152,000	161,690
5.500%, 07/15/2025	159,000	166,036
5.875%, 09/15/2026	13,000	13,911
Verisk Analytics, Inc.
4.125%, 9/12/2022	60,000	63,017
4.000%, 06/15/2025	73,000	78,654
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	345,000	362,494
		2,821,421
Financial - 8.7%
American Tower Corp.
4.000%, 06/01/2025	233,000	249,400
3.500%, 01/31/2023	107,000	110,934
Host Hotels & Resorts LP
4.750%, 03/01/2023	59,000	62,789
3.750%, 10/15/2023	285,000	296,739
SBA Communications Corp.
4.875%, 9/01/2024	18,000	18,698
Trinity Acquisitions PLC
4.400%, 3/15/2026 (b)	168,000	182,526
Willis North America, Inc.
3.600%, 05/15/2024	176,000	183,026
		1,104,112
Industrial - 12.8%
Allegion U.S. Holding Co., Inc.
3.200%, 10/01/2024	356,000	361,330
Carlisle Co's, Inc.
3.500%, 12/01/2024	336,000	349,052
3.750%, 11/15/2022	11,000	11,335
Fortune Brands Home & Security, Inc.
4.000%, 09/21/2023	340,000	359,612
Masco Corp.
4.450%, 04/01/2025	315,000	341,431
TransDigm Group, Inc.
6.500%, 07/15/2024	157,000	162,495
6.500%, 05/15/2025	30,000	31,237
		1,616,492

Technology - 17.9%
Broadcom Corp.
3.875%, 01/15/2027	295,000	296,788
CA, Inc.
3.600%, 08/15/2022	67,000	68,360
CDK Global, Inc.
5.875%, 06/15/2026	279,000	297,832
CDW LLC
5.000%, 09/01/2025	329,000	343,805
Citrix Systems, Inc.
4.500%, 12/01/2027	159,000	172,068
KLA Corp.
4.650%, 11/01/2024	327,000	360,300
Microchip Technology, Inc.
4.333%, 06/01/2023	344,000	361,521
Western Digital
4.750%, 05/15/2024	353,000	364,031
		2,264,705
TOTAL CORPORATE BONDS (Cost $11,227,360)		11,446,994

U.S. TREASURY OBLIGATIONS - 3.4%
U.S. Treasury Notes - 0.9%
1.3750%, 02/29/2020	111,000	110,761
U.S. Treasury Bills - 2.5%
1.797%, 11/14/2019	323,000	322,290
TOTAL U.S. TREASURY OBLIGATIONS (Cost $432,551)		433,051

	Shares
SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%
First American Government Obligations Fund - Class X, 1.87% (a)	659,026	659,026
TOTAL SHORT-TERM INVESTMENTS (Cost $659,026)		659,026
TOTAL INVESTMENTS (Cost $12,318,937) - 99.0%		12,539,071
Other Assets in Excess of Liabilities - 1.0%		129,716
TOTAL NET ASSETS - 100.0%		$12,668,787

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the fund's 7-day yield as of September 30, 2019.
(b)	U.S. traded security of a foreign issuer or corporation.

Summary of Fair Value Measurements at September 30, 2019 (Unaudited)
    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independentpricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance withthe procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in Level 1 or Level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

   The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, news events, and significant events such as those described previously.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Basic Materials	$-	$149,089	$-	$149,089
Communications	-	2,120,084	-	2,120,084
Consumer, Cyclical	-	1,371,091	-	1,371,091
Consumer, Non-cyclical	-	2,821,421	-	2,821,421
Financial	-	1,104,112	-	1,104,112
Industrial	-	1,616,492	-	1,616,492
Technology	-	2,264,705	-	2,264,705
Total Corporate Bonds	-	11,446,994	-	11,446,994
U.S. Treasury Obligations	-	433,051	-	433,051
Short-Term Investments	659,026	-	-	659,026
Total Investments in Securities	$659,026	$11,880,045	$-	$12,539,071

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*   /s/ Douglas J. Neilson
           Douglas J. Neilson, President

Date   11/22/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date   11/22/2019

By (Signature and Title)*   /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date   11/22/2019

* Print the name and title of each signing officer under his or her signature.